Investments in Subsidiaries and Associates - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Oct. 01, 2020	May 15, 2020
Investments in subsidiaries joint ventures and associates [line items]
Percentage of equity interest acquired			100.00%	80.00%
Share of loss of equity-accounted investees	$ (1,276)	$ (309)	$ (1,124)
Health Innovators Inc. [member]
Investments in subsidiaries joint ventures and associates [line items]
Percentage of equity interest acquired	100.00%		100.00%
Higi SH Holdings Inc. [member]
Investments in subsidiaries joint ventures and associates [line items]
Percentage of preference shares acquired					11.00%
Option to increase in shareholding percentage in associate	25.00%		25.00%
Option to purchase the remaining shareholding percentage in associate	75.00%		75.00%
Proportion of ownership interest in associate	25.00%		19.00%
Carrying amount of investments in associates	$ 12,600		$ 8,876
Total investment amount	15,000		10,000
Share of loss of equity-accounted investees	1,276		1,124
Estimated consolidated losses	80,135		190,378
Increase in estimated consolidated losses	4,346		7,041
Estimated consolidated net assets	56,710		53,875
Decrease in estimated consolidated assets	$ 1,090		$ 541